SEGMENTED INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of operation segment information [Table Text Block]
	For the three months ended	For the three months ended
	March 31, 2024	March 31, 2023
Net Sales
Commercial & Wholesale	$11,342	$7,958
House of Brands	8,020	13,765
Eliminations	(1,331)	(2,404)
	$18,031	$19,319

Net (Loss) Income from Continuing Operations
Commercial & Wholesale	$(236)	$140
House of Brands	(967)	(354)
Corp & Eliminations	(2,171)	(2,972)
	$(3,374)	$(3,186)

As at	March 31, 2024	December 31, 2023
Assets
Commercial & Wholesale	$10,473	$9,096
House of Brands	11,377	11,608
Corp & Eliminations	2,424	2,922
	$24,274	$23,626

	December 31, 2023	December 31, 2022
Net Sales
Commercial & Wholesale	$38,262	$87
House of Brands	44,602	39,419
Pharmaceuticals	-	-
Eliminations	(6,793)	(6,105)
	$76,071	$33,401

Gross Profit
Commercial & Wholesale	$2,218	$(39)
House of Brands	15,520	13,290
Pharmaceuticals	-	-
Corp & Eliminations	-	-
	$17,738	$13,251

Net Loss from Continuing Operations
Commercial & Wholesale	$(8,763)	$(109)
House of Brands	(31,399)	(29,594)
Pharmaceuticals	(81)	-
Corp & Eliminations	(6,426)	(17,000)
	$(46,669)	$(46,703)

Schedule of other significant items [Table Text Block]
	Commercial & Wholesale	House of Brands	Pharmaceuticals	Corporate & Eliminations	Consolidated
2023
Stock based compensation	$-	$-	$-	$1,591	$1,591
Interest expense (income)	93	11	-	(12)	92
Income taxes	(1,650)	3	-	19	(1,628)
Depreciation and amortization	857	1,478	-	-	2,335
Unrealized gain from changes in fair value	-	(964)	-	(1,027)	(1,991)
Total assets	9,096	11,608	-	2,922	23,626

2022
Stock based compensation	$-	$-	$-	$3,404	$3,404
Interest expense (income)	1	(27)	-	(3)	(29)
Income taxes	(12)	(1,393)	-	-	(1,405)
Depreciation and amortization	1	2,077	-	66	2,144
Unrealized loss from changes in fair value	-	-	-	593	593
Total assets	22,225	48,950	3,313	6,499	80,987

Schedule of disaggregation of net sales by geographic area [Table Text Block]
	For the three months ended	For the three months ended
	March 31, 2024	March 31, 2023
Net Sales
United States	$6,518	$10,999
Germany	11,343	7,958
United Kingdom	170	362
	$18,031	$19,319

	December 31, 2023	December 31, 2022
Net Sales
United States	$36,536	$32,312
Germany	38,262	87
United Kingdom	1,273	1,002
	$76,071	$33,401

	December 31, 2023	December 31, 2022
Net Loss Before Income Taxes
United States	$(31,013)	$(27,867)
Germany	(10,258)	(121)
United Kingdom	(364)	(3,120)
Canada	(6,662)	(17,000)
	$(48,297)	$(48,108)

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	December 31, 2023	December 31, 2022
Property, Plant and Equipment
United States	$354	$759
Germany	493	459
	$847	$1,218
	December 31, 2023	December 31, 2022
Other Long-lived Assets
United States	$1,140	$33,332
Germany	-	9,969
Colombia	-	4,392
United Kingdom	89	191
Canada	186	730
	$1,415	$48,614

	December 31, 2023	December 31, 2022
Total Assets
United States	$11,094	$45,341
Germany	9,096	19,382
Colombia	-	8,122
United Kingdom	514	559
Canada	2,922	7,583
	$23,626	$80,987